Stock Based Compensation - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		$ 19.4	$ 22.2	$ 37.9	$ 36.4
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense				$ 22.2
Weighted average recognition period				1 year 7 months 6 days
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense				$ 73.2
Weighted average recognition period				1 year 7 months 6 days
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		63.5		63.5
Ordinary shares remained available for future issuance		24.6		24.6
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding				1.00%
2018 Incentive Plan | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
2018 Incentive Plan | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		13.6		13.6
Ordinary shares remained available for future issuance		13.5		13.5
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding				1.00%
Stock based compensation expense		$ 0.4		$ 0.9
Shares reserved for issuance, annual increase in number of ordinary shares				4.7
2024 ESPP | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		4.1	2.8	$ 9.3	4.3
2024 ESPP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		$ 14.9	$ 19.4	$ 27.7	$ 32.1